Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property, plant and equipment

The following table summarizes property, plant and equipment:

	December 31, 2016	December 31, 2015
	(In millions)
Property, plant and equipment:
Land and land improvements	$11.3	$8.5
Buildings	77.0	65.3
Machinery and equipment	316.1	309.5
Leased property under capital leases	20.4	16.2

Total property, plant and equipment	424.8	399.5
Less accumulated depreciation	255.2	245.4

Property, plant and equipment, net	$169.6	$154.1

Schedule of DepreciationSchedule of depreciation expense Expense [Table Text Block]	Information regarding depreciation expense of property, plant and equipment follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Depreciation expense	$23.5	$21.5	$17.6